Stockholders' and Members' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' and Members' Equity
9. Stockholders’ and Members’ Equity
Predecessor Equity
Class A Common Units
There were no grants of Class A common units during the six months ended June 30, 2021 or the years ended December 31, 2020 and 2019. Each holder of Class A common units is entitled to one vote per unit.
Class A-1
Common Units
During the six months ended June 30, 2021, the Company granted 643 Restricted
Class A-1
common units. There were no grants of
Class A-1
common units during the years ended December 31, 2020 and 2019. Holders of
Class A-1
common units are not entitled to voting rights.
Class B Common Units
During the six months ended June 30, 2021 there were no grants of Class B common units, and during the years ended December 31, 2020 and 2019, the Company granted 7,459 and 2,587 units, respectively. Holders of Class B common units are not entitled to voting rights.
Successor Equity
Preferred Stock
Upon the Closing of the Business Combination, 1,000,000 preferred shares, par value $0.0001, were authorized. There are no preferred shares issued and outstanding as of December 31, 2021.
Class A Common Stock
As of December 31, 2021, 464,103,972 Class A common shares, including 7,821,091 of unvested Class A common shares, were legally issued and outstanding, par value $0.0001. Holders of Class A Common Shares are entitled to one vote per share, and together with the holders of shares of Class B Common Stock, will participate ratably in any dividends that may be declared by the Company’s Board of Directors.
Class B Common Stock
Upon the Closing of the Business Combination, the Seller Earnouts resulted in the issuance of a total of 14,999,998 Class B instruments (including 848,238 Unvested Class B common shares related to employee compensation) to the equityholders of the Predecessor. The equityholders of the Predecessor that exchanged their Predecessor Class A units for Alight Class A common shares in the Business Combination received Class B common shares, and the equityholders of the Predecessor that continue to hold Class A units of Alight Holdings (“Continuing Unitholders”) received Class B common units of Alight Holdings.
The Class B Common Stock and Class B common units are not entitled to a vote and accrue dividends equal to amounts declared per corresponding Class A common share and Class A unit; however, such dividends are paid if and when such Class B share or Class B unit converts into a Class A share or Class A unit. If any of the Class B common shares or Class B common units do not vest on or before the seventh anniversary of the Closing Date, such shares or units will be automatically forfeited and cancelled for no consideration and will not be entitled to receive any cumulative dividend payments.

These Class B instruments (excluding the Unvested B common shares related to employee compensation) are liability classified; refer to Note 14 “Financial Instruments” for additional information.
As further described below, there are two series of Class B instruments outstanding.
Class B-1
As of December 31, 2021, 4,990,453
Class B-1
common shares were legally issued and outstanding, par value of $0.0001, including 424,119 Unvested
Class B-1
common shares related to employee compensation.
Class B-1
common shares vest and automatically convert into shares of Class A Common Stock on a
1-for-1
basis if the volume weighted average price (“VWAP”) of the Class A common shares equals or exceeds $12.50 per share for 20 or more trading days within a consecutive
30-trading
day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).
To the extent any Unvested
Class B-1
common share automatically converts into a share of Class A Common Stock, (i) such share or unit shall remain unvested in accordance with the terms and conditions of the applicable award agreement until it vests or is forfeited in accordance with the terms thereof and (ii) such share or unit shall be treated as Unvested Class A consideration as if such share or unit was part of the Unvested Class A consideration as of the Closing Date.
As of December 31, 2021, 2,509,546
Class B-1
common units of Alight Holdings were legally issued and outstanding.
Class B-1
common units vest and automatically convert into Class A common units of Alight Holdings on a
1-for-1
basis if the VWAP of the Class A common shares equals or exceeds $12.50 per share for 20 or more trading days within a consecutive
30-trading
day period (or in the event of a change of control or liquidation event that implies a $12.50 per share valuation on a diluted basis).
Class B-2
As of December 31, 2021, 4,990,453
Class B-2
common shares were legally issued and outstanding, par value of $0.0001, including 424,119 Unvested
Class B-2
common shares related to employee compensation.
Class B-2
common shares vest and automatically convert into shares of Class A common shares on a
1-for-1
basis if the VWAP of the Class A common shares equals or exceeds $15.00 per share for 20 or more trading days within a consecutive
30-trading
day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).
To the extent any Unvested
Class B-2
common share automatically converts into a share of Class A Common Stock, (i) such share or unit shall remain unvested in accordance with the terms and conditions of the applicable award agreement until it vests or is forfeited in accordance with the terms thereof and (ii) such share or unit shall be treated as Unvested Class A consideration as if such share or unit was part of the Unvested Class A consideration as of the Closing Date.
As of December 31, 2021, 2,509,546
Class B-2
common units of Alight Holdings were legally issued and outstanding.
Class B-2
common units vest and automatically convert into Class A common units of Alight Holdings on a
1-for-1
basis if the VWAP of the Class A common shares equals or exceeds $15.00 per share for 20 or more trading days within a consecutive
30-trading
day period (or in the event of a change of control or liquidation event that implies a $15.00 per share valuation on a diluted basis).
Class B-3
Upon the Closing of the Business Combination, 10,000,000
Class B-3
common shares, par value $0.0001 per share, were authorized. There are no
Class B-3
common shares issued and outstanding as of December 31, 2021.
Class V Common Stock
As of December 31, 2021, 77,459,687 Class V common shares were legally issued and outstanding, par value of $0.0001. Holders of Class V Common Stock are entitled to one vote per share and have no economic rights. The Class V Common Stock is held on a
1-for-1
basis with Class A Units in Alight Holdings held by Continuing Unitholders. The Class A Units, together with an equal number of shares of Class V Common Stock, can be exchanged for an equal number of shares of Class A Common Stock.
Class Z Common Stock
Upon the Closing of the Business Combination, a total of 8,671,507 Class Z instruments were issued to the equityholders of the Predecessor. The equityholders of the Predecessor that exchanged their Predecessor Class A units for Alight Class A common shares in the Business Combination received Class Z common shares, and the Continuing Unitholders received Class Z common units of Alight Holdings. The Class Z instruments were issued to the equityholders of the Predecessor to allow for the re-allocation
of the consideration paid to the holders of unvested management equity (i.e., the Unvested Class A, Unvested
Class B-1,
and Unvested
Class B-2
common shares) to the equityholders of the Predecessor in the event such equity is forfeited under the terms of the applicable award agreement and will only vest in connection with any such forfeiture.

As of December 31, 2021, 5,595,577 Class Z common shares (5,046,819
Class Z-A,
274,379
Class Z-B-1,
and 274,379
Class Z-B-2)
were legally issued and outstanding, par value of $0.0001. Holders of
Class Z-A,
Class Z-B-1
and
Class Z-B-2
common shares are not entitled to voting rights. The Class Z shares convert into shares of Class A Common Stock,
Class B-1
or
Class B-2
Common Stock, as applicable, in connection with the ultimate forfeiture of the Unvested Class A, Unvested
Class B-1,
and Unvested
Class B-2
common shares issued to participating management holders.
As of December 31, 2021, 3,075,930 Class Z common units (2,774,272
Class Z-A,
150,829
Class Z-B-1,
and 150,829
Class Z-B-2)
were legally issued and outstanding. Holders of
Class Z-A,
Class Z-B-1
and
Class Z-B-2
common units are not entitled to voting rights. The Class Z units convert into units of Alight Holdings Class A common units, Alight Holdings
Class B-1
or Alight Holdings
Class B-2
common units, as applicable, in connection with the ultimate forfeiture of the Unvested Class A, Unvested
Class B-1,
and Unvested
Class B-2
common shares issued to participating management holders.
Class A Units
Holders of Alight Holdings Class A units can exchange all or any portion of their Class A units, together with the cancellation of an equal number of shares of Alight Class V Common Stock, for a number of shares of Alight Class A Common Stock equal to the number of exchanged Class A units. Alight has the option to cash settle any future exchange.
The Continuing Unitholders’ ownership of Class A units represents the noncontrolling interest of the Company, which is accounted for as permanent equity on the Consolidated Balance Sheets. As of December 31, 2021, there were 541,563,659 Class A Units outstanding, of which 464,103,972 are held by the Company and 77,459,687 are held by the noncontrolling interest of the Company.
The Alight Holdings Operating Agreement contains provisions which require that a one-to-one
ratio is maintained between each class of Alight Holdings units held by Alight and its subsidiaries (including the FTAC Surviving Corporation and the Alight Blockers, but excluding subsidiaries of Alight Holdings) and the number of outstanding shares of the corresponding class of Alight common stock, subject to certain exceptions (including in respect of management equity in the form of options, rights or other securities which have not been converted into or exercised for Alight common stock). In addition, the Alight Holdings Operating Agreement permits Alight, in its capacity as the managing member of Alight Holdings, to take actions to maintain such ratio, including undertaking stock splits, combinations, recapitalizations and exercises of the exchange rights of holders of Alight Holdings units.
The following table reflects the changes in our outstanding stock:

	Successor
	Class A	Class B-1	Class B-2	Class V	Class Z
Balance at July 1, 2021	438,968,920	4,990,453	4,990,453	77,459,687	5,595,577
Warrant redemption	15,315,429	—	—	—	—
Issuance for compensation to non-employees (1)	26,398	—	—	—	—
Shares granted upon vesting	1,972,134	—	—	—	—

Balance at December 31, 2021	456,282,881	4,990,453	4,990,453	77,459,687	5,595,577

(1)	Issued to certain members of the Board of Directors in lieu of cash retainer.
Dividends
There were no dividends declared during the Successor six months ended December 31, 2021.
Accumulated Other Comprehensive Income
As of December 31, 2021, the Accumulated other comprehensive income balance included unrealized losses for interest rate swaps and foreign currency translation adjustments related to our foreign subsidiaries that do not have the U.S. dollar as their functional currency. The tax effect for all periods presented was immaterial.

Changes in accumulated other comprehensive income (loss), net of noncontrolling interests and tax, are as follows (in millions):

	Predecessor
	Foreign Currency Translation Adjustments	Interest Rate Swaps (1)	Total
Balance at December 31, 2018	$(9)	$12	$3

Other comprehensive (loss) income before reclassifications, net of tax	6	(30)	(24)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	—	(4)	(4)

Net current period other comprehensive (loss) income	6	(34)	(28)

Balance at December 31, 2019	$(3)	$(22)	$(25)

Other comprehensive (loss) income before reclassifications, net of tax	8	(47)	(39)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	—	22	22

Net current period other comprehensive (loss) income	8	(25)	(17)

Balance at December 31, 2020	$5	$(47)	$(42)

Other comprehensive (loss) income before reclassifications, net of tax	8	9	17
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	—	14	14

Net current period other comprehensive (loss) income	8	23	31

Balance at June 30, 2021	$13	$(24)	$(11)

	Successor
	Foreign Currency Translation Adjustments	Interest Rate Swaps (1)	Total
Balance at July 1, 2021	$—	$—	$—

Other comprehensive income (loss) before reclassifications	—	(9)	(9)
Tax benefit	—	2	2

Other comprehensive income (loss) before reclassifications, net of tax	—	(7)	(7)

Amounts reclassified from accumulated other comprehensive loss	—	(1)	(1)
Tax expense	—	—	—

Amounts reclassified from accumulated other comprehensive loss, net of tax	—	(1)	(1)

Net current period other comprehensive income, net of tax	—	(8)	(8)

Balance at December 31, 2021	$—	$(8)	$(8)

(1)	Reclassifications from this category are recorded in Interest expense. See Note 13 “Derivative Financial Instruments” for additional information.